SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and cash equivalents (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 208,126,358	¥ 226,586,419
Minimum
Cash and cash equivalents
Original maturities of term deposit	3 months
Maximum
Cash and cash equivalents
Original maturities of term deposit	1 year
PRC
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 188,028,148	200,993,194
PRC | Denominated in RMB
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	81,007,725	35,981,659
PRC | Denominated in USD
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	106,696,922	165,010,781
PRC | Denominated in EUR
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	322,563	754
PRC | Denominated in GPB
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	938
United States
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	2,186,796	5,727,377
United States | Denominated in USD
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	2,186,796	5,727,377
Hong Kong SAR
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	17,242,736	19,394,794
Hong Kong SAR | Denominated in USD
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	10,815,999	18,963,059
Hong Kong SAR | Denominated in HKD
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	6,426,737	431,735
Indonesia
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	668,678	471,054
Indonesia | Denominated in USD
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	591,480	468,408
Indonesia | Denominated in IDR
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 77,198	¥ 2,646